LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOSS PER SHARE
Net loss	$ (44,167,812)	$ (16,659,478)
Weighted average shares outstanding, basic	39,243,005	21,265,601
Weighted average shares outstanding, diluted	39,243,005	21,265,601
Loss per share - basic	$ (1.13)	$ (0.78)
Loss per share - diluted	$ (1.13)	$ (0.78)